Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	MAGIC SOFTWARE ENTERPRISES LTD
Entity Central Index Key	0000876779
Trading Symbol	MGIC
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0